Consolidated statement of changes in shareholder's equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Dividend distribution per share	$ 0.33	$ 0.26	$ 0.38
Number of treasury shares cancelled			881,902
The amount of treasury stock cancelled during the period			$ 9,455
Share premium distribution per share	$ 0.05